Capital and funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity and liabilities [abstract]
Fair value reserves – see following table	€ 332	€ 600	€ 392
Currency retranslation of group companies – see following table	(8,284)	(7,026)	(7,432)
Capital redemption reserve	28	25	25
Book value of treasury shares – see following table	(36)	(37)	(207)
Repurchase of shares	(3,769)	(2,259)	(6,034)
Cancellation of PLC shares	3,770	0	5,282
Other	(305)	(602)	(544)
Other reserves	€ (8,264)	€ (9,299)	€ (8,518)